LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS	12 Months Ended
Oct. 26, 2014
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS
LONG-TERM DEBT AND OTHER BORROWING ARRANGEMENTS

Note H

Long-term Debt and Other Borrowing Arrangements

Long-term debt consists of:

	October 26,	October 27,
(in thousands)	2014	2013

Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$250,000	$250,000

Less current maturities	–	–

Total	$250,000	$250,000

The Company has a $300.0 million revolving line of credit which matures in November 2016 and bears interest at a variable rate based on LIBOR. As of October 26, 2014, and October 27, 2013, the Company had no outstanding draws from this line of credit. A fixed fee is paid for the availability of this credit line.

The Company is required by certain covenants in its debt agreements to maintain specified levels of financial ratios and financial position. At the end of the current fiscal year, the Company was in compliance with all of these covenants.

Total interest paid during fiscal 2014, 2013, and 2012 was $12.7 million, $12.5 million, and $12.9 million, respectively.